Equity - Narrative (Details) - USD ($)	1 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Feb. 29, 2024	Jun. 30, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Common stock, value authorized				$ 140,010,000	$ 140,010,000
Common stock, shares authorized (in shares)				140,010,000	140,010,000
Common stock, par value per share (in USD per share)		$ 1		$ 1	$ 1
Employee Stock Option
Subsidiary, Sale of Stock [Line Items]
Granted (in shares)	200,000
Term (in years)	5 years
Cliff vesting period (in years)			3 years
Exercise price (in USD per share)			$ 7.5
Private Placement
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)		2,650,000
Offering price (in USD per share)		$ 5.73